CAPITAL INCOME BUILDER, INC.
333 South Hope Street o Los Angeles, California 90071 o Telephone (213) 486-9200



VINCENT P. CORTI
   Secretary

                                                              January 5, 2004



Document Control
Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20001

Re:      Capital Income Builder, Inc.
         File Nos.  2-12967 and 811-5085

Dear Sir or Madam:

                  Pursuant to Reg.230.497(j) under the Securities Act of 1933 (the "Act"), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on December 29, 2003 of the Registrant's Post-Effective Amendment No. 22 under the Act and Amendment No. 24 under the Investment Company Act of 1940.

                                                         Sincerely,


                                                         /s/ Vincent P. Corti
                                                         Vincent P. Corti

Attachment

cc:  Linda Stirling


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